GOODWILL (Details ) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Goodwill beginning balance					$ 53,786,872	$ 30,217,597
Acquired Goodwil					10,963,375	55,342,934
Transferred to Assets Held for Sale					(4,615,810)	(31,773,659)
Impairment Losses					(26,273,287)
Goodwill ending balance					33,861,150	53,786,872
California [Member]
Goodwill beginning balance					16,742,843	8,427,925
Acquired Goodwil					8,217,465	8,314,918
Transferred to Assets Held for Sale					(1,869,900)	0
Impairment Losses					0
Goodwill ending balance					23,090,408	16,742,843
Nevada [Member]
Goodwill beginning balance					16,556,287	11,111,980
Acquired Goodwil					0	5,444,307
Transferred to Assets Held for Sale					0	0
Impairment Losses					(16,556,287)	0
Goodwill ending balance					0	16,556,287
Illinois [Member]
Goodwill beginning balance					9,810,050	0
Acquired Goodwil					(2,745,910)	9,810,050
Transferred to Assets Held for Sale					2,745,910	0
Impairment Losses					0
Goodwill ending balance					9,810,050	9,810,050
Arizona [Member]
Goodwill beginning balance					0	0
Acquired Goodwil					0	31,773,659
Transferred to Assets Held for Sale					0	(31,773,659)
Impairment Losses	$ 0	$ (46,702,659)	$ 0	$ (46,702,659)
Goodwill ending balance					0	0
New York [Member]
Goodwill beginning balance					10,677,692	10,677,692
Acquired Goodwil					0	0
Transferred to Assets Held for Sale					0	0
Impairment Losses					(9,717,000)
Goodwill ending balance					$ 960,692	$ 10,677,692